united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Annual Report
September 30, 2023

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Dear Fellow Shareholders:

We are pleased to provide you with this fiscal year-end update for the Persimmon Long Short Fund. The past year has been dominated by the impacts both real and perceived of a Federal Reserve aggressively hiking the Fed Funds rate in an effort to stamp out inflation. The fiscals year began with the Federal Funds at 3.0-3.25% and rose steadily throughout the year ending the year at 5.25-5.5%. The aggressive policy coincided with a retreat in the generational levels of inflation as the year over year CPI fell from 8.2% a year ago bottoming out in June just below 3%.

In a sharp contrast to the bear market that dominated most of 2022, the correlation between fixed income and equities significantly diverged as fixed income remained under pressure as rates continued to rise while the equity market bottomed on October 12th with an initial 15% run from the bottom. The market from the lows has been one that is defined by volatility as sharp runs in the market have been countered by swift selloffs that erase significant amounts of the progress being made as we look to climb out of the depths of the bear market. The oscillating runs and selloffs continued into 2023 as January was awash in enthusiasm that a soft landing was imminent as inflation was cooling rapidly and the economy was showing no signs of material contraction leading to a near double digit return before contradictory inflation metrics reversed course in what felt like one step forward and two steps back as the hard landing and higher rates narrative took the lead.

The pattern of alternating between soft and hard landing narratives was broken in March as the higher rate environment claimed its’ first victim as Silicon Valley Bank went bankrupt as a bank run coincided with the mismanagement of their fixed income portfolio. On the heels of their collapse the Fed stepped in to support the banking system and quell fears that this would be the first domino in the series of a contagion throughout the banking system. The support from the Fed came in the easing of financial conditions reverting markets into the positive feedback loop that was last seen during periods of Quantitative Easing. With easier financial conditions present, markets appreciated led by the largest capitalization companies. Markets continued higher throughout the summer, eventually rising by over 20% from the bear market lows and stalling out just shy of the prior highs. August and September have seen the market fade from these highs eliminating nearly half of the gains that were built up during the year.

The Persimmon Long Short Fund navigated the market with a focus on preserving investor capital and reducing the downside volatility experienced. Our approach will lag a fully invested stock portfolio in periods of rapid price appreciation. We are willing to give up some of this upside as we do not need to generate as large returns in up markets if we are successful in limiting the drawdowns. In the bear market that ran from January 4th through October 12th bottom the S&P 500 fell by nearly 25%. The Persimmon Long Short Fund only experienced about half the drawdown during this period. The strategy only needed to gain 15% to get back to all-time highs

11376 N. Jog Rd., Suite 101, Palm Beach Gardens, FL 33418
561-774-8101 ● www.dakotawm.com

while the S&P needed to appreciate by 32%. Throughout the recovery of the past year the Fund added 12.6% of return through July before receding with market. The Fund nearly recaptured the high-water mark and did so with lower volatility than the overall market.

The Fund utilizes a dynamic hedging program through the use of futures contracts on the S&P 500. This program is designed to modulate the amount of risk the strategy takes and will adjust the market exposure lower as the prevailing conditions present elevated volatility. The past year saw such quick reversals between calm up markets and volatile down markets that the strategy withheld a significant amount of risk and exposure from the portfolio in order to reduce the day-to-day risks and the potential for a significant drawdown. As the markets are still in a drawdown and in the midst of a bear market the strategy will continue to mitigate risk awaiting a sustained recovery in which we can add and hold full market exposure for a prolonged period.

You have entrusted us with your capital with the belief that over the long run the Fund will effectively manage market exposure at the appropriate time. We continue to evolve our process and have placed a new emphasis on monetizing hedges to reduce the pain during choppy markets where small pullbacks do not turn into larger corrections or bear markets.

The following table summarizes returns of the Fund alongside the S&P 500 and the HFRX Equity Hedge Index:

				Inception
As of September 30th,	YTD	1 Year	5 Year	to Date*
Fund – LSEIX	4.47%	7.49%	2.22%	3.43%
HFRX Equity Hedge Index	3.18%	4.93%	3.47%	3.34%
S&P 500 TR	13.07%	21.62%	9.92%	12.92%

*	Inception Date 01/01/2013

Returns greater than one year are annualized.

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

The Dakota Wealth Investment Team

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The maximum sales charge (load) for Class A is

11376 N. Jog Rd., Suite 101, Palm Beach Gardens, FL 33418
561-774-8101 ● www.dakotawm.com

5.00%. The performance data quoted here represents past performance. For more current performance information, please call toll-free 855-233-8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2024, to ensure that net annual, operating expenses of the Class I Shares will not exceed 1.99% respectively, subject to the possible recoupment from the Fund in future years. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Dakota Wealth Management, LP is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turnover may expose the Fund to additional risks that it would not be subject to, if it invested directly in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social, and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

11376 N. Jog Rd., Suite 101, Palm Beach Gardens, FL 33418
561-774-8101 ● www.dakotawm.com

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

8138-NLD-10272023

11376 N. Jog Rd., Suite 101, Palm Beach Gardens, FL 33418
561-774-8101 ● www.dakotawm.com

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
September 30, 2023

The Fund’s performance figures* for the year ended September 30, 2023, as compared to its benchmark:

		Annualized	Annualized
	One Year	Five Years	Ten Years
Persimmon Long Short Fund - Class I	7.49%	2.22%	3.07%
HFRX Equity Hedge Index **	4.93%	3.47%	2.93%
S&P 500 Total Return Index ***	21.62%	9.92%	11.91%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2023 are 1.93% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2024, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stocks	97.3%
Short-Term Investment	1.3%
Other Assets In Excess of Liabilities +	1.4%
Total	100.0%

+	Includes unrealized appreciation on open futures contracts.

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$10,977
230	Omnicom Group, Inc.	17,130
		28,107
	AEROSPACE & DEFENSE - 1.7%
558	Boeing Company (The)(a)	106,957
240	General Dynamics Corporation	53,033
364	Howmet Aerospace, Inc.	16,835
48	Huntington Ingalls Industries, Inc.	9,820
234	L3Harris Technologies, Inc.	40,744
230	Lockheed Martin Corporation	94,061
174	Northrop Grumman Corporation	76,593
1,536	Raytheon Technologies Corporation	110,547
45	Teledyne Technologies, Inc.(a)	18,386
253	Textron, Inc.	19,769
46	TransDigm Group, Inc.(a)	38,784
		585,529
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,239	NIKE, Inc., Class B	118,473
52	Ralph Lauren Corporation	6,037
310	Tapestry, Inc.	8,913
344	VF Corporation	6,078
		139,501
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	35,935
120	BlackRock, Inc.	77,579
1,157	Charles Schwab Corporation (The)	63,519
264	Franklin Resources, Inc.	6,489
392	Invesco Ltd.	5,692
186	Raymond James Financial, Inc.	18,680
217	T Rowe Price Group, Inc.	22,757
		230,651
	AUTOMOTIVE - 2.0%
235	Aptiv PLC(a)	23,169
198	BorgWarner, Inc.	7,993

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	AUTOMOTIVE - 2.0% (Continued)
3,772	Ford Motor Company	$46,848
1,149	General Motors Company	37,883
39	Phinia, Inc.	1,045
2,295	Tesla, Inc.(a)	574,254
		691,192
	BANKING - 3.0%
7,503	Bank of America Corporation	205,432
2,039	Citigroup, Inc.	83,864
442	Citizens Financial Group, Inc.	11,846
147	Comerica, Inc.	6,108
730	Fifth Third Bancorp	18,491
1,082	Huntington Bancshares, Inc.	11,253
2,363	JPMorgan Chase & Company	342,683
1,054	KeyCorporation	11,341
194	M&T Bank Corporation	24,531
442	PNC Financial Services Group, Inc. (The)	54,264
975	Regions Financial Corporation	16,770
1,321	Truist Financial Corporation	37,794
1,389	US Bancorp	45,920
3,798	Wells Fargo & Company	155,186
173	Zions Bancorp NA	6,036
		1,031,519
	BEVERAGES - 1.6%
3,879	Coca-Cola Company (The)	217,146
162	Constellation Brands, Inc., Class A	40,715
179	Molson Coors Beverage Company, Class B	11,383
790	Monster Beverage Corporation(a)	41,831
1,355	PepsiCo, Inc.	229,591
		540,666
	BIOTECH & PHARMA - 5.9%
1,693	AbbVie, Inc.	252,359
577	Amgen, Inc.	155,075
155	Biogen, Inc.(a)	39,837
2,195	Bristol-Myers Squibb Company	127,398

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	BIOTECH & PHARMA - 5.9% (Continued)
762	Eli Lilly and Company	$409,292
1,166	Gilead Sciences, Inc.	87,380
232	Incyte Corporation(a)	13,403
2,102	Johnson & Johnson	327,386
2,403	Merck & Co., Inc.	247,389
240	Organon & Company	4,166
5,243	Pfizer, Inc.	173,910
80	Regeneron Pharmaceuticals, Inc.(a)	65,837
258	Vertex Pharmaceuticals, Inc.(a)	89,717
718	Viatris, Inc.	7,079
359	Zoetis, Inc.	62,459
		2,062,687
	CABLE & SATELLITE - 0.7%
140	Charter Communications, Inc., Class A(a)	61,575
4,450	Comcast Corporation, Class A	197,313
		258,888
	CHEMICALS - 1.9%
224	Air Products and Chemicals, Inc.	63,482
103	Albemarle Corporation	17,514
92	Avery Dennison Corporation	16,806
119	Celanese Corporation	14,937
239	CF Industries Holdings, Inc.	20,492
764	Corteva, Inc.	39,086
723	Dow, Inc.	37,278
676	DuPont de Nemours, Inc.	50,423
126	Eastman Chemical Company	9,667
244	Ecolab, Inc.	41,334
132	FMC Corporation	8,840
101	International Flavors & Fragrances, Inc.	6,885
228	LyondellBasell Industries N.V., Class A	21,592
362	Mosaic Company (The)	12,887
506	New Linde plc	188,408
241	PPG Industries, Inc.	31,282

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	CHEMICALS - 1.9% (Continued)
252	Sherwin-Williams Company (The)	$64,272
		645,185
	COMMERCIAL SUPPORT SERVICES - 0.4%
74	Cintas Corporation	35,595
211	Republic Services, Inc.	30,070
114	Robert Half International, Inc.	8,354
210	Rollins, Inc.	7,839
410	Waste Management, Inc.	62,500
		144,358
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	27,502
143	Vulcan Materials Company	28,889
		56,391
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	14,015
345	Ball Corporation	17,174
392	International Paper Company	13,904
94	Packaging Corp of America	14,434
158	Sealed Air Corporation	5,192
314	Westrock Company	11,241
		75,960
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	24,930
82	Equinix, Inc.	59,553
		84,483
	DIVERSIFIED INDUSTRIALS - 1.4%
151	Dover Corporation	21,066
364	Eaton Corporation PLC	77,634
611	Emerson Electric Co.	59,004
1,155	General Electric Company	127,685
728	Honeywell International, Inc.	134,490
296	Illinois Tool Works, Inc.	68,172
154	Pentair PLC	9,972
		498,023

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	E-COMMERCE DISCRETIONARY - 3.2%
8,300	Amazon.com, Inc.(a) (e)	$1,055,096
740	eBay, Inc.	32,627
120	Etsy, Inc.(a)	7,750
		1,095,473
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	10,503
279	Alliant Energy Corporation	13,518
277	Ameren Corporation	20,728
540	American Electric Power Company, Inc.	40,619
521	CenterPoint Energy, Inc.	13,989
327	CMS Energy Corporation	17,367
298	Consolidated Edison, Inc.	25,488
341	Constellation Energy Corporation	37,196
204	DTE Energy Company	20,253
685	Duke Energy Corporation	60,458
399	Edison International	25,253
214	Entergy Corporation	19,795
241	Evergy, Inc.	12,219
382	Eversource Energy	22,213
1,024	Exelon Corporation	38,697
621	FirstEnergy Corporation	21,226
1,908	NextEra Energy, Inc.	109,309
238	NRG Energy, Inc.	9,168
108	Pinnacle West Capital Corporation	7,957
815	PPL Corporation	19,201
561	Public Service Enterprise Group, Inc.	31,927
622	Sempra Energy	42,315
1,131	Southern Company (The)	73,198
346	WEC Energy Group, Inc.	27,870
574	Xcel Energy, Inc.	32,844
		753,311
	ELECTRICAL EQUIPMENT - 1.1%
140	A O Smith Corporation	9,258
96	Allegion plc	10,003

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRICAL EQUIPMENT - 1.1% (Continued)
218	AMETEK, Inc.	$32,212
584	Amphenol Corporation, Class A	49,050
729	Carrier Global Corporation	40,241
316	Fortive Corporation	23,435
810	Johnson Controls International plc	43,100
193	Keysight Technologies, Inc.(a)	25,536
397	Otis Worldwide Corporation	31,883
103	Rockwell Automation, Inc.	29,445
321	TE Connectivity Ltd.	39,653
249	Trane Technologies PLC	50,524
		384,340
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	18,291
155	Quanta Services, Inc.	28,996
		47,287
	ENTERTAINMENT CONTENT - 0.5%
831	Activision Blizzard, Inc.	77,806
319	Electronic Arts, Inc.	38,407
339	Fox Corporation, Class A	10,577
154	Fox Corporation - Class B	4,448
459	Paramount Global, Class B	5,921
122	Take-Two Interactive Software, Inc.(a)	17,128
2,212	Warner Bros Discovery, Inc.(a)	24,022
		178,309
	FOOD - 0.9%
177	Campbell Soup Company	7,271
524	Conagra Brands, Inc.	14,368
649	General Mills, Inc.	41,530
168	Hershey Company (The)	33,613
279	Hormel Foods Corporation	10,610
118	J M Smucker Company (The)	14,503
269	Kellogg Company	16,008
635	Kraft Heinz Company (The)	21,361
139	Lamb Weston Holdings, Inc.	12,852

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	FOOD - 0.9% (Continued)
262	McCormick & Company, Inc.	$19,818
1,397	Mondelez International, Inc., A	96,953
321	Tyson Foods, Inc., Class A	16,207
		305,094
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	24,890
132	Atmos Energy Corporation	13,983
372	NiSource, Inc.	9,181
		48,054
	HEALTH CARE FACILITIES & SERVICES - 3.1%
157	AmerisourceBergen Corporation	28,255
291	Cardinal Health, Inc.	25,265
164	Catalent, Inc.(a)	7,467
657	Centene Corporation(a)	45,254
325	Cigna Group (The)	92,973
1,386	CVS Health Corporation	96,771
88	DaVita, Inc.(a)	8,319
252	Elevance Health, Inc.	109,725
95	Fortrea Holdings, Inc.(a)	2,716
257	HCA Healthcare, Inc.	63,217
142	Henry Schein, Inc.(a)	10,544
135	Humana, Inc.	65,680
174	IQVIA Holdings, Inc.(a)	34,235
95	Laboratory Corp of America Holdings	19,100
190	McKesson Corp.	82,622
130	Quest Diagnostics, Inc.	15,842
738	UnitedHealth Group, Inc.	372,091
76	Universal Health Services, Inc., Class B	9,555
		1,089,631
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	9,676
373	Ventas, Inc.	15,714
410	Welltower, Inc.	33,587
		58,977

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	HOME & OFFICE PRODUCTS - 0.0%(b)
421	Newell Brands, Inc.	$3,802
58	Whirlpool Corporation	7,754
		11,556
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	29,447
287	Lennar Corporation, Class A	32,209
287	Masco Corporation	15,340
64	Mohawk Industries, Inc.(a)	5,492
3	NVR, Inc.(a)	17,890
213	PulteGroup, Inc.	15,773
		116,151
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,233

	HOUSEHOLD PRODUCTS - 1.5%
272	Church & Dwight Company, Inc.	24,923
139	Clorox Company (The)	18,217
826	Colgate-Palmolive Company	58,737
222	Estee Lauder Companies, Inc. (The), Class A	32,090
314	Kimberly-Clark Corporation	37,947
2,385	Procter & Gamble Company (The)	347,877
		519,791
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	97,175

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	30,052
66	United Rentals, Inc.	29,342
41	WW Grainger, Inc.	28,365
		87,759
	INFRASTRUCTURE REIT - 0.5%
408	American Tower Corp., A	67,096
401	Crown Castle, Inc.	36,904

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	INFRASTRUCTURE REIT - 0.5% (Continued)
110	SBA Communications Corporation, A	$22,019
		126,019
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
922	Bank of New York Mellon Corporation (The)	39,323
118	Cboe Global Markets, Inc.	18,433
387	CME Group, Inc.	77,485
326	Goldman Sachs Group, Inc. (The)	105,484
588	Intercontinental Exchange, Inc.	64,692
1,418	Morgan Stanley	115,807
351	Nasdaq, Inc.	17,055
231	Northern Trust Corporation	16,050
384	State Street Corporation	25,713
		480,042
	INSURANCE - 4.5%
795	Aflac, Inc.	61,016
356	Allstate Corporation (The)	39,662
753	American International Group, Inc.	45,632
220	Aon PLC, CLASS A	71,328
164	Arthur J Gallagher & Company	37,381
67	Assurant, Inc.	9,620
2,072	Berkshire Hathaway, Inc., Class B(a)	725,822
464	Chubb Ltd.	96,596
237	Cincinnati Financial Corporation	24,243
38	Everest Re Group Ltd.	14,123
111	Globe Life, Inc.	12,069
396	Hartford Financial Services Group, Inc. (The)	28,080
173	Lincoln National Corporation	4,271
259	Loews Corporation	16,397
532	Marsh & McLennan Companies, Inc.	101,240
806	MetLife, Inc.	50,705
227	Principal Financial Group, Inc.	16,360
652	Progressive Corporation (The)	90,824
407	Prudential Financial, Inc.	38,620
293	Travelers Companies, Inc. (The)	47,850

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	INSURANCE - 4.5% (Continued)
219	W R Berkley Corporation	$13,904
134	Willis Towers Watson PLC	28,001
		1,573,744
	INTERNET MEDIA & SERVICES - 5.2%
5,680	Alphabet, Inc., Class A(a) (e)	743,286
5,460	Alphabet, Inc., Class C(a) (e)	719,901
41	Booking Holdings, Inc.(a)	126,442
121	Expedia Group, Inc.(a)	12,471
463	Netflix, Inc.(a)	174,829
96	VeriSign, Inc.(a)	19,443
		1,796,372
	LEISURE FACILITIES & SERVICES - 1.7%
369	Carnival Corporation(a)	5,063
23	Chipotle Mexican Grill, Inc.(a)	42,132
113	Darden Restaurants, Inc.	16,184
38	Domino’s Pizza, Inc.	14,394
284	Hilton Worldwide Holdings, Inc.	42,651
343	Las Vegas Sands Corporation	15,723
127	Live Nation Entertainment, Inc.(a)	10,546
258	Marriott International, Inc., Class A	50,712
707	McDonald’s Corporation	186,253
475	MGM Resorts International	17,461
210	Norwegian Cruise Line Holdings Ltd.(a)	3,461
166	Royal Caribbean Cruises Ltd.(a)	15,295
1,246	Starbucks Corporation	113,722
92	Wynn Resorts Ltd.	8,502
319	Yum! Brands, Inc.	39,856
		581,955
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	9,656

	MACHINERY - 1.2%
581	Caterpillar, Inc.	158,613
323	Deere & Company	121,894

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MACHINERY - 1.2% (Continued)
73	IDEX Corporation	$15,185
342	Ingersoll Rand, Inc.	21,792
109	Parker-Hannifin Corporation	42,458
51	Snap-on, Inc.	13,008
136	Stanley Black & Decker, Inc.	11,367
186	Xylem, Inc.	16,932
		401,249
	MEDICAL EQUIPMENT & DEVICES - 3.8%
1,715	Abbott Laboratories	166,098
44	ABIOMED, Inc. - CVR(a)	—
299	Agilent Technologies, Inc.	33,434
70	Align Technology, Inc.(a)	21,372
487	Baxter International, Inc.	18,379
297	Becton Dickinson and Company	76,783
21	Bio-Rad Laboratories, Inc., Class A(a)	7,527
1,472	Boston Scientific Corporation(a)	77,722
48	Cooper Companies, Inc. (The)	15,264
615	Danaher Corporation	152,582
214	DENTSPLY SIRONA, Inc.	7,310
376	DexCom, Inc.(a)	35,081
681	Edwards Lifesciences Corporation(a)	47,180
385	GE HealthCare Technologies, Inc.	26,195
249	Hologic, Inc.(a)	17,281
79	IDEXX Laboratories, Inc.(a)	34,544
157	Illumina, Inc.(a)	21,553
342	Intuitive Surgical, Inc.(a)	99,963
23	Mettler-Toledo International, Inc.(a)	25,486
111	PerkinElmer, Inc.	12,288
139	ResMed, Inc.	20,554
83	STERIS plc	18,212
335	Stryker Corporation	91,545
45	Teleflex, Inc.	8,838
395	Thermo Fisher Scientific, Inc.	199,938
61	Waters Corporation(a)	16,727

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.8% (Continued)
74	West Pharmaceutical Services, Inc.	$27,766
204	Zimmer Biomet Holdings, Inc.	22,893
		1,302,515
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	49,857
880	Newmont Corporation	32,516
		82,373
	OFFICE REIT - 0.0%(b)
118	Alexandria Real Estate Equities, Inc.	11,812
139	Boston Properties, Inc.	8,268
		20,080
	OIL & GAS PRODUCERS - 4.6%
372	APA Corporation	15,289
1,850	Chevron Corporation	311,947
1,271	ConocoPhillips	152,266
411	Coterra Energy, Inc.	11,118
376	Devon Energy Corporation	17,935
160	Diamondback Energy, Inc.	24,781
573	EOG Resources, Inc.	72,633
4,422	Exxon Mobil Corporation	519,938
270	Hess Corporation	41,310
1,871	Kinder Morgan, Inc.	31,021
777	Marathon Oil Corporation	20,785
637	Marathon Petroleum Corporation	96,404
850	Occidental Petroleum Corporation	55,148
436	ONEOK, Inc.	27,655
424	Phillips 66	50,944
162	Pioneer Natural Resources Company	37,187
398	Valero Energy Corporation	56,401
1,200	Williams Companies, Inc. (The)	40,428
		1,583,190
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
649	Baker Hughes Company	22,923
865	Halliburton Company	35,033

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4% (Continued)
1,377	Schlumberger Ltd	$80,278
		138,234
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	6,138
101	News Corporation, Class B	2,108
		8,246
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	24,374

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	23,528
334	Equity Residential	19,609
64	Essex Property Trust, Inc.	13,574
117	Mid-America Apartment Communities, Inc.	15,052
311	UDR, Inc.	11,093
		82,856
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	221,465
225	Dollar General Corporation	23,805
247	Dollar Tree, Inc.(a)	26,293
900	Kroger Company (The)	40,275
455	Target Corporation	50,309
881	Walgreens Boots Alliance, Inc.	19,593
1,263	Walmart, Inc.	201,992
		583,732
	RETAIL - DISCRETIONARY - 2.4%
63	Advance Auto Parts, Inc.	3,524
23	AutoZone, Inc.(a)	58,420
216	Bath & Body Works, Inc.	7,301
213	Best Buy Company, Inc.	14,797
152	CarMax, Inc.(a)	10,751
149	Genuine Parts Company	21,513
1,006	Home Depot, Inc. (The)	303,972
767	Lowe’s Companies, Inc.	159,413

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
75	O’Reilly Automotive, Inc.(a)	$68,165
356	Ross Stores, Inc.	40,210
1,188	TJX Cos., Inc./The	105,589
114	Tractor Supply Company	23,148
61	Ulta Beauty, Inc.(a)	24,366
		841,169
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	6,253
425	Kimco Realty Corporation	7,476
329	Realty Income Corporation	16,430
155	Regency Centers Corporation	9,213
323	Simon Property Group, Inc.	34,894
		74,266
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	14,954
151	Public Storage	39,792
		54,746
	SEMICONDUCTORS - 6.5%
909	Advanced Micro Devices, Inc.(a)	93,463
531	Analog Devices, Inc.	92,973
984	Applied Materials, Inc.	136,235
410	Broadcom, Inc.	340,538
153	KLA Corporation	70,175
135	Lam Research Corporation	84,614
432	Microchip Technology, Inc.	33,718
942	Micron Technology, Inc.	64,084
2,356	NVIDIA Corporation	1,024,837
111	Qorvo, Inc.(a)	10,597
1,140	QUALCOMM, Inc.	126,608
161	Skyworks Solutions, Inc.	15,873
161	Teradyne, Inc.	16,174
899	Texas Instruments, Inc.	142,950
		2,252,839

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SOFTWARE - 10.1%
441	Adobe Systems, Inc.(a)	$224,866
150	Akamai Technologies, Inc.(a)	15,981
83	ANSYS, Inc.(a)	24,697
224	Autodesk, Inc.(a)	46,348
261	Cadence Design Systems, Inc.(a)	61,152
650	Fortinet, Inc.(a)	38,142
581	Gen Digital, Inc.	10,272
246	Intuit, Inc.	125,691
7,444	Microsoft Corporation(e)	2,350,442
2,082	Oracle Corporation	220,525
95	Roper Technologies, Inc.	46,007
771	Salesforce, Inc.(a)	156,343
169	ServiceNow, Inc.(a)	94,464
135	Synopsys, Inc.(a)	61,961
40	Tyler Technologies, Inc.(a)	15,446
		3,492,337
	SPECIALTY FINANCE - 0.5%
643	American Express Co.	95,929
431	Capital One Financial Corporation	41,829
286	Discover Financial Services	24,776
541	Synchrony Financial	16,538
		179,072
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	18,786

	STEEL - 0.1%
304	Nucor Corporation	47,530

	TECHNOLOGY HARDWARE - 9.5%
16,418	Apple, Inc. (e)	2,810,926
204	Arista Networks, Inc.(a)	37,522
4,461	Cisco Systems, Inc.	239,823
752	Corning, Inc.	22,913
61	F5, Inc.(a)	9,830

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TECHNOLOGY HARDWARE - 9.5% (Continued)
149	Garmin Ltd.	$15,675
1,288	Hewlett Packard Enterprise Company	22,373
1,352	HP, Inc.	34,746
342	Juniper Networks, Inc.	9,504
161	Motorola Solutions, Inc.	43,831
217	NetApp, Inc.	16,466
217	Seagate Technology Holdings PLC	14,311
302	Western Digital Corporation(a)	13,780
51	Zebra Technologies Corporation, Class A(a)	12,063
		3,303,763
	TECHNOLOGY SERVICES - 4.9%
643	Accenture plc, Class A	197,472
435	Automatic Data Processing, Inc.	104,652
115	Broadridge Financial Solutions, Inc.	20,591
142	CDW Corporation	28,650
524	Cognizant Technology Solutions Corporation, Class A	35,496
249	DXC Technology Company(a)	5,187
114	Equifax, Inc.	20,883
568	Fiserv, Inc.(a)	64,161
82	FleetCor Technologies, Inc.(a)	20,938
88	Gartner, Inc.(a)	30,238
280	Global Payments, Inc.	32,309
897	International Business Machines Corporation	125,849
80	Jack Henry & Associates, Inc.	12,091
179	Kyndryl Holdings, Inc.(a)	2,703
124	Leidos Holdings, Inc.	11,428
39	MarketAxess Holdings, Inc.	8,332
855	Mastercard, Inc., Class A	338,503
166	Moody’s Corporation	52,484
83	MSCI, Inc.	42,586
311	Paychex, Inc.	35,868
293	S&P Global, Inc.	107,065
170	Verisk Analytics, Inc.	40,161

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TECHNOLOGY SERVICES - 4.9% (Continued)
1,637	Visa, Inc., Class A	$376,525
		1,714,172
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.(a)	59,381

	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	22,351

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	79,685
1,586	Philip Morris International, Inc.	146,832
		226,517
	TRANSPORTATION & LOGISTICS - 1.6%
124	Alaska Air Group, Inc.(a)	4,598
442	American Airlines Group, Inc.(a)	5,662
134	CH Robinson Worldwide, Inc.	11,541
2,331	CSX Corporation	71,678
620	Delta Air Lines, Inc.	22,940
179	Expeditors International of Washington, Inc.	20,519
221	FedEx Corporation	58,547
89	JB Hunt Transport Services, Inc.	16,778
253	Norfolk Southern Corporation	49,823
94	Old Dominion Freight Line, Inc.	38,459
534	Southwest Airlines Company	14,455
646	Union Pacific Corporation	131,546
244	United Airlines Holdings, Inc.(a)	10,321
706	United Parcel Service, Inc., Class B	110,045
		566,912
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	34,041
534	PACCAR, Inc.	45,400
178	Westinghouse Air Brake Technologies Corporation	18,916
		98,357

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	$46,157
526	Sysco Corporation	34,742
		80,899
	WHOLESALE - DISCRETIONARY - 0.2%
704	Copart, Inc.(a)	30,335
268	LKQ Corporation	13,269
39	Pool Corporation	13,887
		57,491

	TOTAL COMMON STOCKS (Cost $21,410,495)	33,762,506

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
438,976	First American Government Obligations Fund Class X, 5.26% (Cost $438,976)(c)	438,976

	TOTAL INVESTMENTS - 98.6% (Cost $21,849,471)	$34,201,482
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	495,635
	NET ASSETS - 100.0%	$34,697,117

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS

Number of			Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount (d)	Appreciation
70	CME E-Mini Standard & Poor’s 500 Index Future	12/15/2023	15,139,250	$590,250
	TOTAL FUTURES CONTRACTS

LTD	Limited Company

MSCI	Morgan Stanley Capital International

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Securities pledged as collateral. As of September 30, 2023 securities pledged as collateral had a market value of $7,679,651.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023

ASSETS
Investment securities:
At cost	$21,849,471
At fair value	34,201,482
Dividends and Interest receivable	24,768
Unrealized appreciation on futures contracts	590,250
Prepaid expenses and other assets	12,282
TOTAL ASSETS	34,828,782

LIABILITIES
Due to broker	46,942
Investment advisory fees payable, net	36,417
Fees payable to other affiliates	26,005
Accrued expenses and other liabilities	22,301
TOTAL LIABILITIES	131,665
NET ASSETS	$34,697,117

Composition of Net Assets:
Paid in capital	$25,845,182
Accumulated earnings	8,851,935
NET ASSETS	$34,697,117

Net Asset Value Per Share:
Class I Shares:
Net Assets	$34,697,117
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,913,617
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.91

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2023

INVESTMENT INCOME
Dividends	$578,024
Interest	32,022
Less: Foreign withholding taxes	(61)
TOTAL INVESTMENT INCOME	609,985

EXPENSES
Advisory fees	461,824
Administrative services fees	86,078
Broker margin interest expense	59,998
Transfer agent fees	38,439
Accounting services fees	30,534
Compliance officer fees	22,898
Audit fees	20,749
Trustees fees and expenses	13,640
Legal fees	12,954
Registration fees	9,213
Custodian fees	8,060
Printing and postage expenses	4,853
Insurance expense	1,693
Third party administrative service fees	1,034
Other expenses	621
TOTAL EXPENSES	772,588

NET INVESTMENT LOSS	(162,603)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	297,400
Futures contracts	(2,242,300)
Foreign currency transactions	1
Net Realized Loss	(1,944,899)

Net change in unrealized appreciation (depreciation) on:
Investments	5,810,159
Futures contracts	(979,075)
Net Change in Unrealized Appreciation	4,831,084

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,886,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,723,582

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2023	September 30, 2022
FROM OPERATIONS
Net investment loss	$(162,603)	$(195,150)
Net realized gain (loss) on investments and futures contracts and foreign currency transactions	(1,944,899)	2,106,621
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,831,084	(4,706,621)
Net increase (decrease) in net assets resulting from operations	2,723,582	(2,795,150)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	1,113,794	5,830,012
Payments for shares redeemed:
Class I	(7,358,496)	(2,195,104)
Net increase (decrease) from shares of beneficial interest transactions	(6,244,702)	3,634,908

NET INCREASE (DECREASE) IN NET ASSETS	(3,521,120)	839,758

NET ASSETS
Beginning of Year	38,218,237	37,378,479
End of Year	$34,697,117	$38,218,237

SHARE ACTIVITY

Class I:
Shares Sold	94,005	472,952
Shares Redeemed	(628,631)	(186,652)
Net increase (decrease) in shares of beneficial interest outstanding	(534,626)	286,300

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	September 30, 2023	September 30, 2022		September 30, 2021		September 30, 2020	September 30, 2019
Net asset value, beginning of year	$11.08	$11.82		$10.50		$10.08	$11.18

Income (loss) from investment operations:
Net investment loss (1)	(0.05)	(0.06)		(0.08)		(0.10)	(0.13)
Net realized and unrealized gain (loss) (2)	0.88	(0.68)		1.40		0.64	(0.63)
Total from investment operations	0.83	(0.74)		1.32		0.54	(0.76)

Less distributions from:
Net realized gains	—	—		—		(0.12)	(0.34)
Total distributions	—	—		—		(0.12)	(0.34)

Net asset value, end of year	$11.91	$11.08		$11.82		$10.50	$10.08

Total return (3)	7.49%	(6.26	)% (8)	12.57	% (8)	5.47%	(6.72)%

Net assets, at end of year (000s)	$34,697	$38,218		$37,378		$33,275	$28,549

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	2.09%	1.91%		2.07%		2.44%	2.85%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	2.09%	1.91%		2.15%		2.57%	2.90%

Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.44)%	(0.47)%		(0.62)%		(0.85)%	(1.20)%

Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.44)%	(0.47)%		(0.70)%		(0.98)%	(1.24)%

Portfolio Turnover Rate	0%	0%		6%		227%	326%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.93%	1.82%	2.01%	2.36%	2.53%
Net expenses to average net assets	1.93%	1.82%	2.09%	2.49%	2.58%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii)  the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$33,762,506	$—	$—	$33,762,506
Short-Term Investment	438,976	—	—	438,976
Total	$34,201,482	$—	$—	$34,201,482
Derivatives*
Futures Contracts	$590,250	$—	$—	$590,250
Total	$590,250	$—	$—	$590,250

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the year. The were no transfers between levels during the year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2022, through September 30, 2023

Segregated Cash at Broker – The Fund, as of September 30, 2023, has $(46,942) due to the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2020-2022 or expected to be taken in the Fund’s 2023 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $0 and $3,017,898 respectively.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of September 30, 2023, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the year ended September 30, 2023:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized appreciation futures contracts	$590,250

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended September 30, 2023:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended September 30, 2023:

			Change in unrealized
		Realized loss on	depreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$(2,242,300)	$(979,075)

There were no offsetting arrangements as of September 30, 2023.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the year ended September 30, 2023, the advisory fees incurred by the Fund amounted to $461,824.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2024, to ensure that Total Annual Fund Operating Expenses (exclusive of any front- end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement) . Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2023, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the year ended September 30, 2023, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2023, are as follows:

Cost for Federal Tax purposes	$21,828,564

Unrealized Appreciation	13,532,329
Unrealized Depreciation	(1,159,411)
Tax Net Unrealized Appreciation	$12,372,918

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2023 and September 30, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,906,073)	$(1,614,910)	$—	$12,372,918	$8,851,935

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $159,064.

Capital losses incurred after September 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 1,747,009.

At September 30, 2023, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$881,700	$733,210	$1,614,910	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2023 as follows:

Accumulated
Paid in Capital	Earnings
$(164,236)	$164,236

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, Charles Schwab was the record owner of 29.77% of the outstanding shares and Pershing was the record owners of 70.23%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Persimmon Long/Short Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Persimmon Long/Short Fund (the Fund), including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2023, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Dakota Wealth management, LLC investment companies since 2017.

Denver, Colorado

November 29, 2023

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2023

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning April 1, 2023, and ended September 30, 2023.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Expenses	Annualized Expense Ratio ** 4/1/2023 - 9/30/2023	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period 4/1/2023 - 9/30/2023
Class I	1.93%	$1,000.00	$1,025.80	$9.80
Hypothetical Expenses	Annualized Expense Ratio ** 4/1/2023 - 9/30/2023	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period * 4/1/2023 - 9/30/2023
Class I	1.93%	$1,000.00	$1,015.39	$9.75

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2023

Renewal of Advisory Agreement – Persimmon Long/Short Fund*

In connection with a meeting held on August 23-24, 2023, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the Persimmon Long/Short Fund (“Persimmon”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Persimmon and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was founded in 2018 and managed approximately $2.6 billion in assets providing investment management, investment strategies, customized financial and estate planning, and tax services. The Board reviewed the background information of the key investment personnel responsible for servicing Persimmon taking into consideration their education and financial industry experience managing investment funds and strategy development. The Board noted that the Adviser employed three sub-strategies including an equity strategy, a dynamic hedging overlay strategy, and a tax management strategy. The Board highlighted that the Adviser built risk mitigation into Persimmon’s strategy through the dynamic hedging overlay which was designed to reduce equity volatility by selling exchange traded equity index futures contracts. The Board acknowledged that the Adviser assesses the current markets and monitors various risk metrics and other risk characteristics when implementing the hedge. The Board noted the Adviser monitored compliance with Persimmon’s investment limitations by reviewing portfolio reports from the custodian for gross exposures, geographic exposures, security concentration, and utilized a pre- and post-trade checklist process to ensure accurate execution. The Board observed that the Adviser selected broker-dealers based on best execution criteria after periodically evaluating the quality of service provided and reasonable cost. The Board considered the Adviser’s robust cybersecurity protocols. The Board noted that the Adviser had reported no material compliance or litigation issues since the previous renewal of the Advisory Agreement. The Board noted that the Adviser had dedicated resources to support the Fund and concluded that they expect the Adviser to continue providing quality service to the Fund and its shareholders.

Performance. The Board observed that Persimmon earned a three-star Morningstar rating and performed on par with the peer group and Morningstar category over the 1-year period but underperformed its benchmark over the same period. The Board acknowledged that Persimmon was ranked in the 2nd quartile for Net Returns, Standard Deviation, and Sharpe Ratio over the 1-year period. The Board noted that Persimmon had moderately underperformed the peer group and Morningstar category over the 3-year, 5-year, and since inception periods with more significant underperformance relative to its benchmark S&P 500 Index over the same periods. The Board

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2023

recalled that underperformance relative to its benchmark was not unexpected during bullish periods when long-short strategies tended to underperform a long only equity index. The Board noted that Persimmon had a lower Standard Deviation than the S&P 500 across all periods. The Board also discussed improvements since the strategy change in 2019, noting that Persimmon had improved its net returns, Sharpe ratio, and standard deviation and leveled out volatility. The Board concluded that the Adviser should continue advising Persimmon through a full market cycle.

Fees and Expenses. The Board noted that Persimmon’s advisory fee was lower than the peer group median and average and Morningstar category average and equal to that of the Morningstar category median. The Board acknowledged that Persimmon’s net expense ratio was higher than the medians and averages the peer group and Morningstar category. The Board recalled that the Adviser justified the higher net expense ratio due to the inability to benefit from economies of scale in the same manner as the larger funds in its peer group. The Board concluded that the advisory fee charged by the Adviser was not unreasonable.

Economies of Scale. The Board discussed Persimmon’s size and its prospects for growth, concluding that the Adviser had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as Persimmon reached a specified level of assets. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis and acknowledged that the Adviser had earned a reasonable profit in connection with its management of Persimmon. The Board considered factors cited by the Adviser to support the level of profits, including, without limitation, additional compliance costs and resources required for compliance with the Derivatives Rule. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Persimmon and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Persimmon.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2023

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President- Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2023, the Trust was comprised of 29 active portfolios managed by 14 unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/23-NLFT III-v1

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2023

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2023 – present); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – 2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2012-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2023); Legal Administrator II, Ultimus Fund Solutions, LLC (2021-2023); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-233-8300.

9/30/23-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Dakota Wealth Management
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Persimmon-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $17,000

2022 – $16,500

(b)	Audit-Related Fees

2023 - None

2022 – None

(c)	Tax Fees

2023 - $3,750

2022 – $3,575

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023      2022

Audit-Related Fees:        0.00%   0.00%

Tax Fees:                       0.00%    0.00%

All Other Fees:               0.00%    0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $3,750

2022 - $3,575

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 12/08/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 12/08/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 12/08/23